Note 5 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2023 shares
Common stock reserved for future issuance (in shares)	2,438,423
Share-Based Payment Arrangement, Option [Member]
Common stock reserved for future issuance (in shares)	134,609
Stock options authorized for future grants (in shares)	200,000
Warrants [Member]
Common stock reserved for future issuance (in shares)	2,103,814